Computation Of Basic And Diluted (Loss) Earnings Per Share (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Numerator used in basic (loss) earnings per share
Net (loss)/ income attributable to LDK Solar Co., Ltd. shareholders	$ (620,869)	$ 290,797	$ (234,225)
Accretion to redemption value of redeemable non-controlling interests	(34,590)	0	0
- Net (loss) income available to LDK Solar Co., Ltd. shareholders	(655,459)	290,797	(234,225)
Plus interest expenses and amortization of convertible senior notes issuance costs and debt discount	0	19,278	0
Numerator used in diluted (loss) earnings per share	$ (655,459)	$ 310,075	$ (234,225)
Shares (denominator):
Weighted average number of ordinary shares outstanding used in computing basic (loss) earnings per share	133,806,940	125,580,754	107,238,244
Plus incremental weighted average number of ordinary shares from assumed conversion of stock options using the treasury stock method	0	841,673	0
Plus incremental weighted average number of ordinary shares from assumed conversion of convertible senior notes using the as-if converted method	0	10,145,865	0
Weighted average number of ordinary shares outstanding used in computing diluted (loss) earnings per share	133,806,940	136,568,292	107,238,244
(Loss) earnings per share - basic	$ (4.90)	$ 2.32	$ (2.18)
(Loss) earnings per share - diluted	$ (4.90)	$ 2.27	$ (2.18)